SUP-MULTI-1218

AB BOND FUNDS (“Bond Funds”)

-	AB Income Fund

AB CORPORATE SHARES (“Corporate Shares”)

-	AB Impact Municipal Income Shares

AB WEALTH STRATEGIES (“Wealth Strategies”)

-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Wealth Appreciation Strategy
-	AB Tax-Managed Wealth Appreciation Strategy

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-	California Municipal Portfolio
-	Diversified Municipal Portfolio
-	Emerging Markets
-	Intermediate Duration Portfolio
-	International Portfolio
-	New York Municipal Portfolio
-	Overlay A Portfolio
-	Overlay B Portfolio
-	Short Duration Plus Portfolio
-	Tax-Aware Overlay A Portfolio
-	Tax-Aware Overlay B Portfolio
-	Tax-Aware Overlay C Portfolio
-	Tax-Aware Overlay N Portfolio
-	Tax-Managed International Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

-	AB National Portfolio
-	AB Arizona Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-	AB Global Real Estate Investment Fund II

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated December 14, 2018 to the following Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 31, 2018
Corporate Shares	August 31, 2018
Institutional Funds	January 31, 2018
Municipal Portfolios	September 28, 2018
SCB Funds	January 26, 2018
Select Retirement Funds	November 30, 2018
Value Funds	February 28, 2018
Wealth Strategies	December 29, 2017

This Supplement should be read in conjunction with the Supplement dated November 27, 2018 to the Prospectuses, concerning the joint meeting of shareholders held in connection with the proposal to approve new investment advisory agreements with AllianceBernstein L.P., the investment adviser to the Funds (the “Adviser”), which was required as a result of certain anticipated changes to the indirect ownership of the Adviser.

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The following supplements the information contained in each Prospectus:

At the adjourned meeting reconvened on December 11, 2018, shareholders of each of the following Funds approved the new and future investment advisory agreements:

AB Income Fund AB Impact Municipal Income Shares	AB Multi-Manager Select 2010 Fund AB Multi-Manager Select 2020 Fund
AB All Market Total Return Portfolio AB Conservative Wealth Strategy AB Wealth Appreciation Strategy AB Tax-Managed Wealth Appreciation Strategy	AB Multi-Manager Select 2025 Fund AB Multi-Manager Select 2030 Fund AB Multi-Manager Select 2035 Fund AB Multi-Manager Select 2040 Fund
California Municipal Portfolio	AB Multi-Manager Select 2045 Fund
Diversified Municipal Portfolio	AB Multi-Manager Select 2050 Fund
Emerging Markets	AB Multi-Manager Select 2055 Fund
Intermediate Duration Portfolio	AB National Portfolio
International Portfolio	AB Arizona Portfolio
New York Municipal Portfolio	AB Minnesota Portfolio
Overlay A Portfolio	AB New Jersey Portfolio
Overlay B Portfolio Short Duration Plus Portfolio	AB Virginia Portfolio AB Discovery Value Fund
Tax-Aware Overlay A Portfolio Tax-Aware Overlay B Portfolio Tax-Aware Overlay C Portfolio Tax-Aware Overlay N Portfolio Tax-Managed International Portfolio AB Global Real Estate Investment Fund II	AB Equity Income Fund AB Global Real Estate Investment Fund AB Global Risk Allocation Fund AB Relative Value Fund AB Small Cap Value Portfolio AB Value Fund

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-1218

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